FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Description of cash investment policy	The Company’s investment policy is to invest its cash in highly liquid short-term investments with maturities of 90 days or less, selected with regards to the expected timing of expenditures from continuing operations. The Company expects that its available capital resources will be sufficient to carry out its development plans and operations for at least the next 12 months.
Working capital	$ 116.3	$ 130.6